Related Parties Transactions - Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits (including base and variable cash remuneration)	$ 4,181	$ 4,150
Post-employment benefits	186	117
Share-based payments	8,485	6,125
Total	$ 12,852	$ 10,392